Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net [Abstract]
Plant and machinery	$ 2,461,719	$ 2,288,059
Automobiles	147,310	138,029
Office and computer equipment	51,034	26,713
Total property and equipment	2,660,063	2,452,801
Less: Accumulated depreciation	(2,128,596)	(1,046,661)
Property and equipment, net	$ 531,467	$ 1,406,140